Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COHEN & STEERS FUTURE OF ENERGY FUND, INC.
Prospectus Date	rr_ProspectusDate	Mar. 28, 2024
MLP and Energy Opportunity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Cohen & Steers Future of Energy Fund, Inc.(formerly known as Cohen & Steers MLP & Energy Opportunity Fund, Inc.)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of Cohen & Steers Future of Energy Fund, Inc. (formerly known as Cohen & Steers MLP & Energy Opportunity Fund, Inc.) (the “Fund”) is to provide attractive total return, comprised of current income and price appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you could pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Cohen & Steers funds. More information about these and other discounts is available from your financial intermediary and in “How to Purchase, Exchange and Sell Fund Shares—Purchasing the Class of Fund Shares that is Best for You” in the Fund’s prospectus (the “Prospectus”), in the Appendix to this Prospectus titled “Sales Charge Reductions and Waivers Available Through Certain Intermediaries” (the “Appendix”), and “Reducing the Initial Sales Charge on Class A Shares” in the Fund’s Statement of Additional Information (the “SAI”). If you purchase Class I or Class Z shares through a financial intermediary acting as an agent on behalf of its customers, that financial intermediary may charge you a commission. Such commissions, if any, are not charged by the Fund and are not reflected in the fee table or expense example below. Class F shares are currently not available for purchase.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	There is a contingent deferred sales charge (CDSC) of 1.00% on purchases of $1 million or more of Class A shares, which applies if redemption occurs within one year from purchase.For Class C shares, the maximum deferred sales charge does not apply after one year.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	 You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Cohen & Steers funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the Advisor did not waive its fee and/or reimburse expenses after June 30, 2025 (through June 30, 2025, expenses are based on the net amount pursuant to the fee waiver/expense reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming redemption at the end of the period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption at the end of the period
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of energy companies, including traditional-, alternative-, renewable- and clean-energy companies, natural resource companies, utilities, and companies in associated businesses (collectively, “Energy and Energy-Related Companies”) (as further defined below). The Fund will seek to invest in Energy and Energy-Related Companies that the Advisor believes are leading, enabling, supplying, disrupting, or otherwise benefiting from transitional or longer-term structural changes to the global energy sector, such as changes resulting from shifting demand and supply of traditional and alternative energy sources, increasing emphasis on storage, resilience, and security of supply, and other developments in technologies, regulations, and behaviors affecting the energy sector. Equity securities include common stocks, rights or warrants to purchase common stocks, convertible securities, preferred stocks depositary receipts, private investments in public equity (“PIPEs”), and private placements. The Fund may invest in equity securities of Energy and Energy- Related Companies of any market capitalization. “Energy and Energy-Related Companies” may also include:(i) Securities of companies that own or otherwise engage in activities related to energy in the U.S., such as assets related to exploration, development, mining, production, transmission, infrastructure, processing, refining, storage, gathering, distribution, marketing, and transportation (including pipelines) of oil and gas, minerals, geothermal energy, renewable energy, liquefied natural gas (“LNG”), fertilizer, timer or industrial source carbon dioxide;(ii) securities of renewable companies that are owners or operators of “clean” assets, as well as those developing technologies, products, processes and services relating to more efficient or cleaner use, storage, delivery, management, conservation or conversion of natural resources or products derived therefrom or the transition to cleaner and more efficient use of natural resources or products derived therefrom;(iii) Utilities, including gas, water, cable, electrical and telecommunications utilities;(iv) Energy and Energy-Related Companies that are organized as Master Limited Partnerships (“MLPs”) and limited liability companies that are publicly traded and treated as partnerships or C corporations for U.S. federal income tax purposes. Direct investments in MLPs may take the form of debt or equity, including, without limitation, common units, preferred units, convertible subordinated units, PIPEs, and securities of affiliates of MLPs, substantially all of whose assets consist of units or ownership interests of an affiliated MLP (which includes, without limitation, general partner interests, incentive distribution rights, common units and subordinated units);(v) securities of exchange-traded, open-end or closed-end funds that invest primarily in other Energy or Energy-Related Companies or their affiliates; and(vi) Instruments that provide economic exposure to each type of investment listed in items (i) through (v) above, including derivative instruments such as, among others, forward contracts, futures and options thereon, options and swaps.The Fund may also invest up to 50% of its net assets in foreign securities, including those issued by companies in emerging markets.The Fund may invest up to 20% of its net assets in investments that are not Energy and Energy-Related Companies.Debt securities issued by Energy and Energy-Related Companies may include those rated below investment grade (below Baa3 or BBB-) by Moody’s, S&P, Fitch or an equivalent rating by one nationally recognized statistical rating organization (“NRSRO”) or that are unrated but judged to be below investment grade by the Advisor at the time of purchase. Such securities are commonly known as “high yield bonds” or “junk bonds.” The Fund may invest in debt securities without regard to their maturity or credit rating.The Fund may, but is not required to, use derivative instruments to seek to generate return, facilitate portfolio management and mitigate risks.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of energy companies, including traditional-, alternative-, renewable- and clean-energy companies, natural resource companies, utilities, and companies in associated businesses (collectively, “Energy and Energy-Related Companies”) (as further defined below).
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. Because Class F shares are currently not available for purchase, and have therefore not commenced investment operations, no performance information is provided for this share class. The table shows how the Fund’s average annual returns compare with the performance of a selected broad-based market index (the “Broad-Based Index”), the S&P 500 Index, over various time periods. The S&P 500 Index is an unmanaged index of 500 large-capitalization stocks that is frequently used as a general measure of U.S. stock market performance. In addition to the Broad-Based Index, the table shows performance of a linked blended benchmark (the "Linked Blended Benchmark"). The Linked Blended Benchmark is represented by the performance of the benchmark consisting of the Alerian Midstream Energy Select Index (Total Return) through January 31, 2019, the Alerian Midstream Energy Select Canada-Capped Index through October 30, 2020, and a blended benchmark of 70% Alerian Midstream Energy Index, 20% S&P 500 Utilities Index, and 10% S&P 500 Oil & Gas Refining & Marketing Index thereafter. The Alerian Midstream Energy Select Index (Total Return) is a capped, float adjusted,capitalization-weighted index composite of North American energy infrastructure companies, whose constituents are engaged in midstream activities involving energy commodities. The Alerian Midstream Energy Select Canada-Capped Index is a composite of North American energy infrastructure companies. The capped, float-adjusted, capitalized-weighted index, which includes the same companies as the Alerian Midstream Energy Select Index (Total Return) but caps the aggregate weight of Canadian constituents at 20%, is disseminated end-of-day on a price-return and total-return basis. The Alerian Midstream Energy Index is a broad-based composite of North American energy infrastructure companies. The capped, float-adjusted, capitalization-weighted index, whose constituents are engaged in midstream activities involving energy commodities, is disseminated real-time on a price return basis and on a total return basis. The S&P 500 Utilities Index comprises those companies included in the S&P 500 that are classified as members of the Global Industry Classification Standard (GICS) utilities sector. The S&P 500 Oil & Gas Refining & Marketing Index is a subset of the S&P 500 Index that includes companies engaged in the refining and marketing of oil, gas and/or refined products. The Advisor believes that these indexes, as compared to the Broad-Based Index, are comprised of securities that are more representative of the Fund's investment strategy during those periods. Past performance (both before and after taxes) is not, however, an indication as to how the Fund may perform in the future. Updated performance information, including the Fund’s NAV per share, is available at www.cohenandsteers.com or by calling (800) 330-7348.The Fund changed its principal investment strategies on March 28, 2024. The performance in the following bar chart and table reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different. In addition, effective March 28, 2024, in connection with the change the Fund’s in principal investment strategies, the Fund’s benchmarks are the S&P Energy Select Sector Index and the Cohen & Steers Energy Aggregate Blend Price Index, which is a blended benchmark consisting of 35% S&P Energy Select Sector Index, 35% Cohen & Steers Risk Parity Energy Index (Custom) and 30% S&P North American and Europe Clean Energy Index-net. The S&P Energy Select Sector Index is a modified market cap index comprised of energy-related companies within the S&P 500, as defined by the GICS energy sector classification. The Cohen & Steers Risk Parity Energy Index (Custom) is based on the S&P Energy Select Sector Index with weights based on volatility contribution of the underlying GICS industries. The S&P North American and Europe Clean Energy Index-net is designed to measure the performance of 100 of the largest companies in global clean energy-related businesses from North America and Europe. The Advisor believes that these indexes, as compared to the Broad-Based Index, are comprised of securities that are more representative of the Fund’s new investment strategy effective March 28, 2024. Also effective March 28, 2024, the Fund changed its Broad-Based Index to the MSCI World Index-net in connection with new regulatory requirements. The MSCI World Index-net is a free-float-adjusted index that measures performance of large- and mid-capitalization companies representing developed market countries and is net of dividend withholding taxes.The bar chart does not reflect the deduction of sales charges imposed on Class A shares; if these amounts were reflected, returns would be less than those shown. Absent any applicable fee waivers and/or expense limitation, performance would have been lower. The table following the bar chart reflects applicable sales charges, if any.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. Because Class F shares are currently not available for purchase, and have therefore not commenced investment operations, no performance information is provided for this share class. The table shows how the Fund’s average annual returns compare with the performance of a selected broad-based market index (the “Broad-Based Index”), the S&P 500 Index, over various time periods.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because Class F shares are currently not available for purchase, and have therefore not commenced investment operations, no performance information is provided for this share class
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	In addition to the Broad-Based Index, the table shows performance of a linked blended benchmark (the "Linked Blended Benchmark"). The Linked Blended Benchmark is represented by the performance of the benchmark consisting of the Alerian Midstream Energy Select Index (Total Return) through January 31, 2019, the Alerian Midstream Energy Select Canada-Capped Index through October 30, 2020, and a blended benchmark of 70% Alerian Midstream Energy Index, 20% S&P 500 Utilities Index, and 10% S&P 500 Oil & Gas Refining & Marketing Index thereafter. The Alerian Midstream Energy Select Index (Total Return) is a capped, float adjusted,capitalization-weighted index composite of North American energy infrastructure companies, whose constituents are engaged in midstream activities involving energy commodities. The Alerian Midstream Energy Select Canada-Capped Index is a composite of North American energy infrastructure companies. The capped, float-adjusted, capitalized-weighted index, which includes the same companies as the Alerian Midstream Energy Select Index (Total Return) but caps the aggregate weight of Canadian constituents at 20%, is disseminated end-of-day on a price-return and total-return basis. The Alerian Midstream Energy Index is a broad-based composite of North American energy infrastructure companies. The capped, float-adjusted, capitalization-weighted index, whose constituents are engaged in midstream activities involving energy commodities, is disseminated real-time on a price return basis and on a total return basis. The S&P 500 Utilities Index comprises those companies included in the S&P 500 that are classified as members of the Global Industry Classification Standard (GICS) utilities sector. The S&P 500 Oil & Gas Refining & Marketing Index is a subset of the S&P 500 Index that includes companies engaged in the refining and marketing of oil, gas and/or refined products. The Advisor believes that these indexes, as compared to the Broad-Based Index, are comprised of securities that are more representative of the Fund's investment strategy during those periods.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 330-7348
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cohenandsteers.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	 Past performance (both before and after taxes) is not, however, an indication as to how the Fund may perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares <br/>Annual Total Returns(1)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the deduction of sales charges imposed on Class A shares; if these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest quarterly return during this period:	37.24%	quarter ended	June 30, 2020
Lowest quarterly return during this period:	-50.69%	quarter ended	March 31, 2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	 After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only. After-tax returns for Class C, I, R, and Z shares will vary. Class F shares are currently not available for purchase.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for Class A shares only. After-tax returns for Class C, I, R, and Z shares will vary. Class F shares are currently not available for purchase. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
MLP and Energy Opportunity Fund | Risk Nondiversified Status [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification RiskAs a “non-diversified” investment company, the Fund can invest in fewer individual companies than a diversified investment company. As a result, the Fund is more susceptible to any single political, regulatory or economic occurrence and to the financial condition of individual issuers in which it invests. The Fund’s relative lack of diversity may subject investors to greater risk of loss than a fund that has a diversified portfolio.
MLP and Energy Opportunity Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
MLP and Energy Opportunity Fund | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
MLP and Energy Opportunity Fund | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market RiskYour investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.
MLP and Energy Opportunity Fund | Market Volatility Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Volatility RiskThe Fund’s strategy of focusing its investments in Energy and Energy-Related Companies means that the performance of the Fund will be closely tied to the performance of the energy infrastructure industry. Recent market volatility in the energy markets has significantly affected the performance of the energy infrastructure industry, as well as the performance of the Energy and Energy-Related companies in which the Fund invests. In addition, volatility in the energy markets may affect the ability of Energy and Energy-Related Companies to finance capital expenditures and new acquisitions and to maintain or increase distributions to investors due to a lack of access to capital.
MLP and Energy Opportunity Fund | Energy Sector Risks [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Energy Sector RisksThe Fund will be subject to more risks related to the energy sector than if the Fund were more broadly diversified over numerous sectors of the economy. A downturn in the energy sector of the economy could have a larger impact on the Fund than on an investment company that does not concentrate in the sector. At times, the performance of securities of companies in the sector has lagged the performance of other sectors or the broader market as a whole. Recent uncertainty in the energy markets has had an adverse effect on energy-related securities, and it is unclear when these markets may stabilize. In addition, there are several specific risks associated with investments in the energy sector, including the following:•Fluctuations in commodity prices may impact the volume of commodities transported, processed, stored or distributed.•Reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing may affect the profitability of Energy and Energy-Related Companies.•Slowdowns in new construction and acquisitions can limit growth potential.•A sustained reduced demand for crude oil, natural gas and refined petroleum products that could adversely affect revenues and cash flows.•Depletion of the natural gas reserves or other commodities if not replaced, which could impact the ability of Energy and Energy-Related Companies to make distributions.•Changes in the regulatory environment could adversely affect the profitability of Energy and Energy-Related Companies.•Extreme weather or other natural disasters could impact the value of Energy and Energy-Related Companies.•Rising interest rates which could result in a higher cost of capital and divert investors into other investment opportunities.•Threats of attack by terrorists on energy assets could impact the market for Energy and Energy-Related Companies.•The global energy markets are especially vulnerable to war, sanctions, trade disruptions and other geopolitical risks.
MLP and Energy Opportunity Fund | Common Stock Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Common Stock RiskWhile common stocks have historically generated higher average returns than fixed-income securities over the long-term, common stocks have also experienced significantly more volatility in those returns, although under certain market conditions, fixed-income investments may have comparable or greater price volatility. The value of common stocks and other equity securities will fluctuate in response to developments concerning the company, political and regulatory circumstances, the stock market, and the economy. In the short term, stock prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, stocks of large companies can react differently than stocks of smaller companies, and value stocks (stocks of companies that are undervalued by various measures and have potential for long-term capital appreciation), can react differently from growth stocks (stocks of companies with attractive cash flow returns on invested capital and earnings that are expected to grow). These developments can affect a single company, all companies within the same industry, economic sector or geographic region, or the stock market as a whole.
MLP and Energy Opportunity Fund | Industry Specific Risks [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Industry Specific RisksEntities operating in the energy sector are also subject to risks that are specific to the industry within that sector they serve. These sectors include pipelines, gathering and processing, midstream, exploration and production, propane, coal and marine shipping.
MLP and Energy Opportunity Fund | Utilities Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Utilities Sector RiskCompanies in the utilities sector are subject to a variety of factors that may adversely affect their business or operations, including high interest costs associated with capital construction and improvement programs; difficulty in raising adequate capital in periods of high inflation and unsettled capital markets; governmental regulation of rates the issuer can charge to customers; costs associated with compliance with environmental and other regulations; effects of economic slowdowns and surplus capacity; the potential impact of natural disasters, terrorist attacks on the utility industry and its customers; increased competition; potential losses resulting from changes in regulations; and liabilities for environmental damage and general civil liabilities.
MLP and Energy Opportunity Fund | Natural Resources Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Natural Resources RiskThe Fund’s investments in securities of natural resource companies involve risks. The market value of securities of natural resource companies may be affected by numerous factors, including events occurring in nature, inflationary pressures and international politics. Because the Fund invests significantly in natural resource companies, there is the risk that the Fund will perform poorly during a downturn in the natural resource sector. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups, military confrontations or acts of terrorism or sanctions) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political risks and the other risks to which foreign securities are subject may also affect domestic natural resource companies if they have significant operations or investments in foreign countries. In particular Russia’s military invasion of Ukraine has increased the volatility of many natural resources investments. Rising interest rates and general economic conditions may also affect the demand for natural resources. In addition, because certain natural resources and commodities may be closely related, the Fund's investments in natural resource companies may also be subject to the risks described under “Commodities Risk.”
MLP and Energy Opportunity Fund | Below Investment Grade Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Below Investment Grade Securities RiskThe Fund may invest in securities that are rated below investment grade or equivalent unrated securities. Below investment grade securities generally involve greater volatility of price and risk of loss of income and principal, and may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. Such securities may face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. It is reasonable to expect that any adverse economic condition could disrupt the market for below investment grade securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal and interest on those securities.
MLP and Energy Opportunity Fund | Convertible Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Convertible Securities RiskAlthough to a lesser extent than with non-convertible fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.
MLP and Energy Opportunity Fund | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity RiskLiquidity risk is the risk that particular investments of the Fund may become difficult to sell or purchase. Although the equity securities, including those of the MLPs, in which the Fund invests generally trade on major stock exchanges, certain securities may trade less frequently, particularly those of MLPs and other issuers with smaller capitalizations. Securities with limited trading volumes may display volatile or erratic price movements. The market for certain investments may become less liquid or illiquid due to adverse changes in the conditions of a particular issuer or due to adverse market or economic conditions. Also, the Fund may be one of the largest investors in certain sub-sectors of the energy or natural resource sectors. Thus, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. Larger purchases or sales of these securities by the Fund in a short period of time may cause abnormal movements in the market price of these securities. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so.
MLP and Energy Opportunity Fund | Foreign Non US Securities and Emerging Markets Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign (Non-U.S.) Securities and Emerging Markets RiskRisks of investing in foreign securities, which can be expected to be greater for investments in emerging markets, include currency risks, future political and economic developments, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally), and possible imposition of foreign withholding or other taxes on income or proceeds payable on the securities (including trading and tariff arrangements and restrictions, sanctions and cybersecurity attacks). In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.Securities of companies in emerging markets may be more volatile than those of companies in more developed markets. Emerging market countries generally have less developed markets, exchanges and economies and, in some countries, less mature governments and governmental institutions. Foreign securities markets and exchanges may be less liquid, more volatile and less subject to governmental supervision than in the United States. Political developments in foreign countries or the United States may at times subject such countries to sanctions from the U.S. government, foreign governments and/or international institutions that could negatively affect a Fund’s investments in issuers located in, doing business in or with assets in such countries. Investing in securities of companies in emerging markets may entail special risks relating to potential economic, political or social instability and the risks of expropriation, nationalization, confiscation, trade sanctions or embargoes, exchange controls, the imposition of restrictions on foreign investment, the lack of hedging instruments, restrictions on repatriation of capital invested or from problems in security registration or settlement and custody. Furthermore, custody practices and regulations abroad may offer less protection to investors, such as the Fund and the Fund may be limited in its ability to enforce contractual rights or obligations. The securities and real estate markets of some emerging market countries have in the past experienced substantial market disruptions and may do so in the future. The economies of many emerging market countries may be heavily dependent on international trade and have thus been, and may continue to be, adversely affected by trade barriers, foreign exchange controls and other protectionist measures imposed or negotiated by the countries with which they wish to trade.
MLP and Energy Opportunity Fund | Clean Energy Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Clean Energy RiskMany clean energy companies are involved in the development and commercialization of new technologies, which may be subject to delays resulting from budget constraints, technological difficulties, or public and regulatory opposition. Clean energy companies may be highly dependent upon government subsidies, contracts with government entities, and the successful development of new and proprietary technologies. In addition, seasonal weather conditions, fluctuations in the supply of and demand for clean energy products, changes in energy prices, and international political events may cause fluctuations in the performance of clean energy companies and the prices of their securities.
MLP and Energy Opportunity Fund | Renewable Companies Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Renewable Companies RiskRenewable companies may be subject to a variety of factors that may adversely affect their business or operations, including costs and losses associated with environmental and other regulations and enforcement policies or changes thereto, obsolescence of its existing offerings, the effects of economic slowdown, short production cycles, increased competition from other providers of services, the effects of energy conservation policies and other factors.Because many renewable companies may be concentrated in a particular industry or industry sector (for example, the energy sector), they are subject to risks associated with such industry or sector. Renewable energy companies may be more volatile than companies operating in more established industries. Renewable energy companies and other companies operating in the renewable energy group of industries are subject to specific risks, including, among others: fluctuations in commodity prices and/or interest rates; the success of research or exploration projects, changes in governmental or environmental regulation; reduced availability of renewable energy sources or other commodities for transporting, processing, storing or delivering resources; slowdowns in new construction; seasonal weather conditions, extreme weather or other natural disasters; and threats of attack by terrorists on certain clean energy assets. Additionally, the industry also can be significantly affected by the supply of and demand for specific products or services, including the supply of and demand and price of traditional energy sources (e.g., oil and gas).
MLP and Energy Opportunity Fund | Royalty and Income Trust Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Royalty and Income Trust RiskRoyalty and income trusts generally make single-sector or even single-enterprise investments, and their investments are therefore sensitive to business cycles, particularly real estate or commodities trusts. Certain trusts may be considered partnerships and their interests may not provide the same limited liability protection as common stocks. Distributions from these trusts may include return of capital invested and, since valuation of a trust’s unit is often driven by a multiple of the entire distribution, units of a trust distributing returns of capital may be priced above their economic value. Royalty trusts and income trusts do not guarantee minimum distributions or even return of capital, and if a trust’s investments lose money, the trust can reduce or even eliminate distributions, which will typically be accompanied by a loss in the market value of trust units. To the extent these trusts pay out more than their net income (returns of capital), the trusts’ capital will decline over time. To the extent that the value of royalty trusts or income trusts is driven by the deferral or reduction of tax, any change in government tax regulations to remove the benefit will reduce the trusts’ market value. Royalty trusts and income trusts frequently are found in Canada, and an investment in a Canadian trust will be subject to certain additional risks of investing in foreign securities.
MLP and Energy Opportunity Fund | MLP Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	MLP RiskAn investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control on matters affecting the partnership. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or industry sector (for example, the energy sector) or a particular geographic region are subject to risks associated with such industry, sector or region. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
MLP and Energy Opportunity Fund | Interest Rate Risk to Energy and Energy Related Companies Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk to Energy and Energy-Related Companies RiskRising interest rates could increase the costs of capital thereby increasing operating costs and reducing the ability of Energy and Energy-Related Companies to carry out acquisitions or expansions in a cost-effective manner. As a result, rising interest rates could negatively affect the financial performance of Energy and Energy-Related Companies. Rising interest rates may also impact the price of the securities of Energy and Energy-Related Companies as the yields on alternative investments increase.
MLP and Energy Opportunity Fund | Preferred Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Preferred Securities RiskThere are various risks associated with investing in preferred securities. These risks include deferral and omission of distributions; credit risk; subordination to bonds and other debt securities in a company’s capital structure; interest rate risk; prepayment and extension risk; call, reinvestment and income risk; liquidity risk; limited voting rights; and special redemption rights.
MLP and Energy Opportunity Fund | Tax Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Tax RiskThe Fund intends to qualify each year as a regulated investment company (“RIC”) for U.S. federal income tax purposes under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).For any year in which the Fund so qualifies, it will not be subject to U.S. federal income tax on income or gain that it timely distributes to shareholders as dividends. In order to qualify as a RIC, the Fund must meet certain asset diversification requirements at the close of each quarter of its taxable year. The treatment of certain of the Fund’s investments for purposes of this test may be unclear, and it is possible that the IRS or a court could recharacterize one or more such investments in a manner bearing adversely on the Fund’s ability to meet this requirement.
MLP and Energy Opportunity Fund | Derivatives and Hedging Transactions Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives and Hedging Transactions RiskThe use of derivatives, including for the purpose of hedging interest rate or foreign currency risks, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, counterparty risk, financial leverage risk, liquidity risk, over-the-counter (“OTC”) trading risk and tracking risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. In addition, the use of derivatives to hedge the Fund’s foreign currency risks may reduce returns or increase volatility, perhaps substantially.The U.S. government has enacted legislation that provides for regulation of the derivatives marketincluding minimum margin and capital, clearing and trade execution requirements. The European Union (and some other countries) is implementing similar requirements, which will affect the Fund when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. These regulations have the potential to increase the costs of using derivatives, may limit the availability of some forms of derivatives or the Fund’s ability to use derivatives, and may adversely affect the performance of some derivative instruments used by the Fund as well as the Fund’s ability to pursue its investment objectives through the use of such instruments.The Securities and Exchange Commission (“SEC”) adopted Rule 18f-4 under the Investment Company Act of 1940 (“1940 Act”), relating to a registered investment company’s use of derivatives and certain financing transactions (such as reverse repurchase transactions) that requires the Fund to observe more stringent requirements than were previously imposed by the 1940 Act. Among other things, the Fund is required to limit its use of derivatives to maintain its status as a “limited derivatives user.” If the Fund were not able to maintain such status, it would be required to apply a value-at-risk based limit to its use of derivative instruments and financing transactions, comply with other requirements, and adopt and implement a derivatives risk management program. Rule 18f-4 may substantially curtail the Fund’s ability to use derivative instruments as part of the Fund’s investment strategy and could ultimately prevent the Fund from being able to achieve its investment goals.
MLP and Energy Opportunity Fund | Option Strategy Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Options RiskThere are various risks associated with the Fund’s use of options, including risks from writing covered call options, writing naked call options and writing put options. The Fund’s ability to use options as part of its investment program depends on the liquidity of the markets in those instruments. In addition, there can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless.When the Fund writes listed or exchange-traded options, a liquid secondary market may not exist on an exchange when the Fund seeks to close out an option position. The value of options written by the Fund may be adversely affected if the market for the option is reduced or becomes illiquid. If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist.The Fund may also write unlisted OTC options, which differ from listed or exchange-traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. In addition, the Fund’s ability to terminate OTC options may be more limited than with exchange-traded options. In the event of default or insolvency of the counterparty, the Fund may be unable to liquidate an OTC option position.
MLP and Energy Opportunity Fund | Restricted and Illiquid Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Restricted and Illiquid Securities RiskThe Fund may invest in investments that may be illiquid (i.e., securities that may be difficult to sell at a desirable time or price). Illiquid securities are securities that are not readily marketable and may include some restricted securities, which are securities that may not be resold to the public without an effective registration statement under the Securities Act of 1933 or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Illiquid investments involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximating the value at which the Fund is carrying the securities on its books. Such securities may include Energy and Energy-Related Companies and non-Energy and Energy-Related Companies.
MLP and Energy Opportunity Fund | Active Management Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Active Management RiskAs an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Advisor’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
MLP and Energy Opportunity Fund | Geopolitical Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Geopolitical RiskOccurrence of global events similar to those in recent years, such as war (including Russia’s military invasion of Ukraine), terrorist attacks, natural or environmental disasters, country instability, infectious disease epidemics or pandemics, such as that caused by COVID-19, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, may result in market volatility and may have long-lasting impacts on U.S. and global economies and financial markets. Supply chain disruptions or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies or industries. Events occurring in one region of the world may negatively impact industries and regions that are not otherwise directly impacted by the events. Additionally, those events, as well as other changes in foreign and domestic political and economic conditions, could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, secondary trading, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund’s investments.On January 31, 2020, the United Kingdom (“UK”) withdrew from the European Union (“EU”) (referred to as Brexit). An agreement between the UK and the EU governing their future trade relationship became effective January 1, 2021. Brexit has resulted in volatility in European and global markets and could have potentially significant negative long-term impacts on financial markets in the UK and throughout Europe.On February 24, 2022, Russia launched a large-scale invasion of Ukraine significantly amplifying already existing geopolitical tensions. The United States and many other countries have instituted various economic sanctions against Russia, Russian individuals and entities and Belarus. The extent and duration of the military action, sanctions imposed and other punitive actions taken (including any Russian retaliatory responses to such sanctions and actions), and resulting disruptions in Europe and globally cannot be predicted, but could be significant and have a severe adverse effect on the global economy, securities markets and commodities markets globally, including through global supply chain disruptions, increased inflationary pressures and reduced economic activity. Ongoing conflicts in the Middle East could have similar negative impacts. To the extent the Fund has exposure to the energy sector, the Fund may be especially susceptible to these risks. Furthermore, in March 2023, the shut-down of certain financial institutions raised economic concerns over disruption in the U.S. banking system. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system. These disruptions may also make it difficult to value the Fund’s portfolio investments and cause certain of the Fund’s investments to become illiquid. The strengthening or weakening of the U.S. dollar relative to other currencies may, among other things, adversely affect the Fund’s investments denominated in non-U.S. dollar currencies. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have, and the duration of those effects.
MLP and Energy Opportunity Fund | Regulatory Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Regulatory RiskThe U.S. government has proposed and adopted multiple regulations that could have a long-lasting impact on the Fund and on the mutual fund industry in general. The SEC’s final rules, related requirements and amendments to modernize reporting and disclosure, along with other potential upcoming regulations, could, among other things, restrict the Fund’s ability to engage in transactions, impact flows into the Fund and/or increase overall expenses of the Fund. In addition to Rule 18f-4, which governs the way derivatives are used by registered investment companies, the SEC, Congress, various exchanges and regulatory and self-regulatory authorities, both domestic and foreign, have undertaken reviews of the use of derivatives by registered investment companies, which could affect the nature and extent of instruments used by the Fund. The Fund and the instruments in which it invests may be subject to new or additional regulatory constraints in the future. While the full extent of all of these regulations is still unclear, these regulations and actions may adversely affect both the Fund and the instruments in which the Fund invests and its ability to execute its investment strategy. For example, climate change regulation (such as decarbonization legislation, other mandatory controls to reduce emissions of greenhouse gases, or related disclosure requirements) could significantly affect the Fund or its investments by, among other things, increasing compliance costs or underlying companies’ operating costs and capital expenditures. Similarly, regulatory developments in other countries may have an unpredictable and adverse impact on the Fund.
MLP and Energy Opportunity Fund | CYBER SECURITY Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Cyber Security RiskWith the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Fund and its service providers (including the Advisor and Subadvisors) may be susceptible to operational and information security risks resulting from cyber-attacks and/or other technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, gaining unauthorized access to digital systems for purposes of misappropriating assets and causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service. Successful cyber-attacks against, or security breakdowns of, the Fund, the Advisor, the Subadvisors, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or its shareholders.Each of the Fund, the Advisor and the Subadvisors may have limited ability to prevent or mitigate cyber-attacks or security or technology breakdowns affecting the Fund’s third-party service providers. While the Fund has established business continuity plans and systems designed to prevent or reduce the impact of cyber-attacks, such plans and systems are subject to inherent limitations.
MLP and Energy Opportunity Fund | Large Shareholder Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large Shareholder RiskThe Fund may have one or more large shareholders or a group of shareholders investing in classes of Fund shares indirectly through an account, platform or program sponsored by a financial institution. Investment and asset allocation decisions by such financial institutions regarding the account, platform or program through which multiple shareholders invest may result in subscription and redemption decisions that have a significant impact on the assets, expenses and trading activities of the Fund. Such a decision may cause the Fund to sell assets (or invest cash) at disadvantageous times or prices, increase or accelerate taxable gains or transaction costs and may negatively affect the Fund’s NAV, performance, or ability to satisfy redemptions in a timely manner.
MLP and Energy Opportunity Fund | Other Investment Companies Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Other Investment Companies RiskTo the extent the Fund invests a portion of its assets in investment companies, including open-end funds, closed-end funds, exchange-traded funds (“ETFs”) and other types of pooled investment funds, those assets will be subject to the risks of the purchased investment funds’ portfolio securities, and a shareholder in the Fund will bear not only his or her proportionate share of the Fund’s expenses, but also indirectly the expenses of the purchased investment funds. Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment funds. Risks associated with investments in closed-end funds also generally include market risk, leverage risk, risk of market price discount from NAV, risk of anti-takeover provisions and non-diversification risk. In addition, restrictions under the 1940 Act may limit the Fund’s ability to invest in other investment companies to the extent desired.The SEC adopted Rule 12d1-4, which permits an investment company to invest in other investment companies beyond the statutory limits, subject to certain conditions, rescinded certain SEC exemptive orders permitting investments in excess of the statutory limits and withdrew certain related SEC staff no-action letters effective January 19, 2022. Accordingly, an investment company can no longer rely on the aforementioned exemptive orders and no-action letters, and is subject instead to Rule 12d1-4 and other applicable rules under Section 12(d)(1), which could affect the Fund’s ability to redeem its investments in other investment companies, make such investments less attractive, cause the Fund to incur losses, realize taxable gains distributable to shareholders, incur greater or unexpected expenses or experience other adverse consequences.
MLP and Energy Opportunity Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.36%
Total Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[2]
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)	rr_NetExpensesOverAssets	1.25%	[2]
1 Year	rr_ExpenseExampleYear01	$ 572
3 Years	rr_ExpenseExampleYear03	875
5 Years	rr_ExpenseExampleYear05	1,207
10 Years	rr_ExpenseExampleYear10	$ 2,144
2014	rr_AnnualReturn2014	12.62%
2015	rr_AnnualReturn2015	(38.94%)
2016	rr_AnnualReturn2016	36.13%
2017	rr_AnnualReturn2017	(0.02%)
2018	rr_AnnualReturn2018	(13.77%)
2019	rr_AnnualReturn2019	11.09%
2020	rr_AnnualReturn2020	(27.23%)
2021	rr_AnnualReturn2021	39.93%
2022	rr_AnnualReturn2022	20.42%
2023	rr_AnnualReturn2023	10.25%
Year to Date Return, Label	rr_YearToDateReturnLabel	Class A shares year-to-date return was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Feb. 29, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	37.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(50.69%)
1 Year	rr_AverageAnnualReturnYear01	5.29%
5 Years	rr_AverageAnnualReturnYear05	7.48%
10 Years	rr_AverageAnnualReturnYear10	1.47%
MLP and Energy Opportunity Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management Fee	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.36%
Total Other Expenses	rr_OtherExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.16%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[2]
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)	rr_NetExpensesOverAssets	1.90%	[2]
1 Year	rr_ExpenseExampleYear01	$ 293
3 Years	rr_ExpenseExampleYear03	644
5 Years	rr_ExpenseExampleYear05	1,129
10 Years	rr_ExpenseExampleYear10	2,467
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	644
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,129
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,467
1 Year	rr_AverageAnnualReturnYear01	8.38%
5 Years	rr_AverageAnnualReturnYear05	7.78%
10 Years	rr_AverageAnnualReturnYear10	1.27%
MLP and Energy Opportunity Fund | F
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[4]
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[4]
Management Fee	rr_ManagementFeesOverAssets	0.80%	[4]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[4]
Shareholder Service Fee	rr_Component1OtherExpensesOverAssets	none	[4]
Other Expenses	rr_Component2OtherExpensesOverAssets	0.36%	[4]
Total Other Expenses	rr_OtherExpensesOverAssets	0.36%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%	[2],[4]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[2],[4]
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)	rr_NetExpensesOverAssets	0.90%	[2],[4],[5]
1 Year	rr_ExpenseExampleYear01	$ 92
3 Years	rr_ExpenseExampleYear03	336
5 Years	rr_ExpenseExampleYear05	607
10 Years	rr_ExpenseExampleYear10	$ 1,380
MLP and Energy Opportunity Fund | I
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fee	rr_Component1OtherExpensesOverAssets	0.08%	[6]
Other Expenses	rr_Component2OtherExpensesOverAssets	0.36%
Total Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[2]
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)	rr_NetExpensesOverAssets	0.90%	[2]
1 Year	rr_ExpenseExampleYear01	$ 92
3 Years	rr_ExpenseExampleYear03	351
5 Years	rr_ExpenseExampleYear05	640
10 Years	rr_ExpenseExampleYear10	$ 1,462
1 Year	rr_AverageAnnualReturnYear01	10.63%
5 Years	rr_AverageAnnualReturnYear05	8.87%
10 Years	rr_AverageAnnualReturnYear10	2.30%
MLP and Energy Opportunity Fund | R
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Shareholder Service Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.36%
Total Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[2]
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)	rr_NetExpensesOverAssets	1.40%	[2]
1 Year	rr_ExpenseExampleYear01	$ 143
3 Years	rr_ExpenseExampleYear03	491
5 Years	rr_ExpenseExampleYear05	871
10 Years	rr_ExpenseExampleYear10	$ 1,938
1 Year	rr_AverageAnnualReturnYear01	10.03%
5 Years	rr_AverageAnnualReturnYear05	8.32%
10 Years	rr_AverageAnnualReturnYear10		[7]
MLP and Energy Opportunity Fund | Z
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.36%
Total Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[2]
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)	rr_NetExpensesOverAssets	0.90%	[2]
1 Year	rr_ExpenseExampleYear01	$ 92
3 Years	rr_ExpenseExampleYear03	336
5 Years	rr_ExpenseExampleYear05	607
10 Years	rr_ExpenseExampleYear10	$ 1,380
1 Year	rr_AverageAnnualReturnYear01	10.49%
5 Years	rr_AverageAnnualReturnYear05	8.87%
10 Years	rr_AverageAnnualReturnYear10	2.29%
MLP and Energy Opportunity Fund | Return After Taxes on Distributions | A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.91%
5 Years	rr_AverageAnnualReturnYear05	6.79%
10 Years	rr_AverageAnnualReturnYear10	1.02%
MLP and Energy Opportunity Fund | Return After Taxes on Distributions and Sale of Fund Shares | A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.56%
5 Years	rr_AverageAnnualReturnYear05	5.69%
10 Years	rr_AverageAnnualReturnYear10	1.00%
MLP and Energy Opportunity Fund | Linked Blended Benchmark (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.70%
5 Years	rr_AverageAnnualReturnYear05	11.29%
10 Years	rr_AverageAnnualReturnYear10	3.83%
MLP and Energy Opportunity Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.69%
10 Years	rr_AverageAnnualReturnYear10	12.03%
MLP and Energy Opportunity Fund | MSCI World Index-net (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.79%
5 Years	rr_AverageAnnualReturnYear05	12.81%
10 Years	rr_AverageAnnualReturnYear10	8.60%

[1]	There is a contingent deferred sales charge (CDSC) of 1.00% on purchases of $1 million or more of Class A shares, which applies if redemption occurs within one year from purchase.
[2]	Cohen & Steers Capital Management, Inc., the Fund's investment advisor (the “Advisor”), has contractually agreed to waive its fee and/or reimburse expenses through June 30, 2025 so that the Fund's total annual operating expenses (excluding acquired fund fees and expenses, taxes and extraordinary expenses) do not exceed 1.25% for Class A shares, 1.90% for Class C shares, 0.90% for Class F shares, 0.90% for Class I shares, 1.40% for Class R shares and 0.90% for Class Z shares. This contractual agreement can only be amended or terminated by agreement of the Fund's Board of Directors and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.
[3]	For Class C shares, the maximum deferred sales charge does not apply after one year.
[4]	Class F shares are currently not available for purchase.
[5]	The total annual fund operating expenses for Class F shares are estimated.
[6]	The maximum shareholder service fee for Class I shares is 0.10%.
[7]	The inception date for Class R shares is October 1, 2014. Since inception and through December 31, 2023, Class R shares had a return before taxes of (0.28)%.